Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Harbor International Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor International Growth FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February  29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in equity securities, including common and preferred stocks, of foreign companies that the Subadvisor believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in at least three different countries outside of the United States. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies.The Subadvisor primarily uses proprietary, fundamental research to seek to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics, such as superior profit margins and returns on invested capital. The Subadvisor normally evaluates these characteristics over a three- to five-year time horizon.When evaluating individual companies for investment, the Subadvisor normally focuses on the following:◾Opportunity: The Subadvisor looks for companies that have identifiable and sustainable competitive advantages, which will enable the company to achieve above average growth rates. These competitive advantages include the degree to which there are barriers to entry in the market, the uniqueness of the company’s product offerings, any enduring cost or technology advantages and the loyalty of the company’s customers.◾Execution: The Subadvisor looks for companies that have management teams that are capable of capitalizing on the opportunities available to them. This analysis involves an assessment of the strength of the company’s financial position, including its ability to fund growth opportunities internally through sufficiently attractive profit margins, and an assessment of the management team’s actions, including how management chooses to put excess capital to work through reinvestment or acquisitions.◾Valuation: After assessing the growth opportunity and management team at each company being evaluated, the Subadvisor then compares the current stock price with the Subadvisor’s view of the value of the company’s future growth potential. The Subadvisor seeks to invest in companies which appear to be undervalued on this basis.In addition to the investment considerations outlined above, the Subadvisor considers governance matters and integrates social and environmental (collectively, “ESG”) factors into the decision-making process when the Subadvisor believes they are material to the long-term sustainable growth prospects for a company. The Subadvisor utilizes in-house ESG-related research to enhance its evaluation of individual companies. The extent to which ESG considerations are incorporated into the evaluation of individual companies is based on the materiality of any particular matter to the long-term sustainability of the company’s business, as determined by the Subadvisor. As a result, the key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each company.The Subadvisor may, from time to time and at its discretion, seek to hedge the value of a portion of the Fund’s foreign currency exposure to attempt to preserve the value of the Fund’s investments in U.S. dollar terms. However, the Subadvisor does not normally expect to hedge the Fund’s foreign currency exposure.The Subadvisor may sell or reduce the Fund’s investment in a portfolio security if the Subadvisor detects a material diminution to either the company’s growth opportunity or in the level of confidence the Subadvisor has in company management’s ability to exploit that opportunity. The Subadvisor also regularly considers the company’s valuation, and whether the current stock price has risen to a level that better reflects the Subadvisor’s view of the company’s future growth potential. However, the Subadvisor does not normally trade based upon short-term price movements, as it considers such moves to be poor predictors of long-term results.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first five risks) include:Foreign Securities Risk: An investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.ESG Factors Risk: The consideration of ESG factors by the Subadvisor and/or Advisor, as applicable, could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor and/or Advisor, as applicable, in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.Geographic Focus Risk: The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadvisor and/or Advisor, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadvisor and/or Advisor, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadvisor and/or Advisor, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective May 21, 2013, Baillie Gifford Overseas Limited (“Baillie Gifford”) became the Fund’s Subadvisor. Performance data prior to that date is not attributable to Baillie Gifford.The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund.Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Retirement Class shares commenced operations on March 1, 2016.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter26.14%Q2 2020Worst Quarter-20.31%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Harbor International Growth Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[1]
One Year	rr_ExpenseExampleYear01	$ 79
Three Years	rr_ExpenseExampleYear03	259
Five Years	rr_ExpenseExampleYear05	455
Ten Years	rr_ExpenseExampleYear10	$ 1,020
One Year	rr_AverageAnnualReturnYear01	(32.02%)	[2]
Annualized Five Years	rr_AverageAnnualReturnYear05	0.43%	[2]
Annualized Ten Years	rr_AverageAnnualReturnYear10	4.10%	[2]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2016	[2]
Harbor International Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	284
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	$ 1,114
2013	rr_AnnualReturn2013	14.22%
2014	rr_AnnualReturn2014	(4.47%)
2015	rr_AnnualReturn2015	1.52%
2016	rr_AnnualReturn2016	0.54%
2017	rr_AnnualReturn2017	31.06%
2018	rr_AnnualReturn2018	(16.89%)
2019	rr_AnnualReturn2019	32.64%
2020	rr_AnnualReturn2020	31.99%
2021	rr_AnnualReturn2021	2.98%
2022	rr_AnnualReturn2022	(32.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.31%)
One Year	rr_AverageAnnualReturnYear01	(32.05%)
Annualized Five Years	rr_AverageAnnualReturnYear05	0.36%
Annualized Ten Years	rr_AverageAnnualReturnYear10	4.04%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 1993
Harbor International Growth Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	363
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	$ 1,404
One Year	rr_AverageAnnualReturnYear01	(32.26%)
Annualized Five Years	rr_AverageAnnualReturnYear05	0.11%
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.77%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2002
Harbor International Growth Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[1]
One Year	rr_ExpenseExampleYear01	$ 123
Three Years	rr_ExpenseExampleYear03	397
Five Years	rr_ExpenseExampleYear05	691
Ten Years	rr_ExpenseExampleYear10	$ 1,529
One Year	rr_AverageAnnualReturnYear01	(32.32%)
Annualized Five Years	rr_AverageAnnualReturnYear05	(0.01%)
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.66%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2002
Harbor International Growth Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(31.92%)
Annualized Five Years	rr_AverageAnnualReturnYear05	(0.12%)
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.68%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor International Growth Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.84%)
Annualized Five Years	rr_AverageAnnualReturnYear05	0.48%
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.34%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor International Growth Fund | MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.00%)	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	0.88%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.80%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception		[3]

[1]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.77%, 0.85%, 1.10%, and 1.21% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 29, 2024. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[3]	Since Inception return not available since the index has not been in existence as long as the Fund.